Concentration and Risks (Tables)	6 Months Ended
Sep. 30, 2024
Concentration and Risks [Abstract]
Schedule of Concentration and Risks

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	Six months ended September 30
	2023	2024	2024
	S$	S$	US$
Amount of the Company’s revenue
Customer A(1)	4,382,169	2,609,834	2,034,007

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable, net:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Amount of the Company’s accounts receivable, net
Customer A(1)	2,983,055	2,584,284	2,014,094
Customer B(1)	1,399,173	—	—
(1)	Customer is a multinational construction corporation based in Singapore.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	Six months ended September 30
	2023	2024	2024
	S$	S$	US$
Amount of the Company’s purchases
Supplier X(3)	1,761,351	2,030,838	1,582,759
Supplier Y(4)	1,851,025	2,021,302	1,575,327

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total accounts payable:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	S$	S$	US$
Amount of the Company’s accounts payable
Supplier X(3)	997,913	1,032,172	804,436
Supplier Y(4)	843,040	1,140,302	888,709
(3)	Supplier X is a safety equipment manufactory corporation based in People’s Republic of China.
(4)	Supplier Y is an industrial hardware trading and manufactory corporation based in People’s Republic of China